Employee Benefit Plan, Schedule, Asset Held for Investment (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Amendment Flag	false
Entity Central Index Key	0000922224
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 65,311,354
EBP, Plan Number	002
EBP, Plan Name	PPL EMPLOYEE STOCK OWNERSHIP PLAN
Entity Tax Identification Number	23-3041441
EBP, Asset Held for Investment	$ 114,746,784
Investment, Identifier [Axis]: BTC Russell 2500 Alpha Tilts Fund T | EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	4,687
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,239
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Fund [Member]
Investment, Identifier [Axis]: BlackRock LP Index 2030 | EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 50,828
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 57,313
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Fund [Member]
Investment, Identifier [Axis]: BlackRock LP Index 2040 | EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 4,338
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,662
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Fund [Member]
Investment, Identifier [Axis]: BlackRock LP Index 2045 | EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 22,416
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 30,906
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Fund [Member]
Investment, Identifier [Axis]: BlackRock LP Index Retirement | EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 679,987
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 891,557
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Fund [Member]
Investment, Identifier [Axis]: Dodge & Cox Stock Fund Class X | EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 24,813
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 23,789
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund - DELETE [Member]
Investment, Identifier [Axis]: Fidelity Growth Co Pool Class 2 | EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 673,161
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,189,409
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Fund [Member]
Investment, Identifier [Axis]: Mawer International Equity Fund A | EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 2,558
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,567
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Fund [Member]
Investment, Identifier [Axis]: Northern Trust ACWI ex-US Fund | EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 20,935
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 38,347
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Fund [Member]
Investment, Identifier [Axis]: Northern Trust Extended Equity Market Index Fund | EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 12,207
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 15,220
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Fund [Member]
Investment, Identifier [Axis]: Northern Trust S&P 500 Index Fund | EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 125,880
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 233,787
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Fund [Member]
Investment, Identifier [Axis]: PPL Corporation | EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 63,686,068
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 112,247,395
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock
Investment, Identifier [Axis]: Prudential Core Plus Bond Fund Class 15 | EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 3,476
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,593
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust Fund [Member]